ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE
Schedule of accounts payable

($ thousands)	December 31, 2021	December 31, 2020
Accrued payables	$106,222	$84,286
Accounts payable – trade	260,786	113,609
Total accounts payable	$367,008	$197,895